NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-8:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-account’s Statement of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
PIMCO Funds Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	November 2, 2016 to December 31, 2016 and the year ended December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AMERICAN CENTURY INVESTORS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP International Fund - Class I (ACVI)

  VP Ultra(R) Fund - Class I (ACVU1)

DREYFUS CORPORATION

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

  Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

  Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

  Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Value Strategies Portfolio - Service Class (FVSS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

LEGG MASON

  Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

  ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class I (MSEM)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

  Guardian Portfolio - I Class Shares (AMGP)

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Service Class (VWHAS)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VP Income & Growth Fund - Class I (ACVIG)
31,223 shares (cost $234,178)	$334,402
VP International Fund - Class I (ACVI)
101,842 shares (cost $894,134)	1,240,437
VP Ultra(R) Fund - Class I (ACVU1)
2,530 shares (cost $36,664)	48,932
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,189 shares (cost $80,753)	104,406
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
12,260 shares (cost $405,513)	493,718
Appreciation Portfolio - Initial Shares (DCAP)
17,491 shares (cost $679,009)	782,012
Quality Bond Fund II - Primary Shares (FQB)
57,574 shares (cost $643,428)	636,195
VIP Equity-Income Portfolio - Service Class (FEIS)
84,270 shares (cost $1,640,987)	2,003,094
VIP Growth Portfolio - Service Class (FGS)
72,913 shares (cost $2,696,846)	5,378,069
VIP High Income Portfolio - Service Class (FHIS)
66,467 shares (cost $373,953)	360,249
VIP Overseas Portfolio - Service Class (FOS)
33,712 shares (cost $657,802)	767,621
VIP Value Strategies Portfolio - Service Class (FVSS)
44,818 shares (cost $440,032)	637,763
Mid Cap Value Portfolio: Class 1 (JPMMV1)
9,877 shares (cost $105,031)	116,841
Forty Portfolio: Service Shares (JACAS)
21,417 shares (cost $721,045)	810,411
Global Technology Portfolio: Service Shares (JAGTS)
51,510 shares (cost $385,618)	595,455
Overseas Portfolio: Service Shares (JAIGS)
13,682 shares (cost $479,274)	420,587
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
56,183 shares (cost $421,453)	410,135
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
35,980 shares (cost $403,458)	718,167
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
191,626 shares (cost $3,965,687)	4,106,556
Emerging Markets Debt Portfolio - Class I (MSEM)
1,554 shares (cost $11,813)	12,555
U.S. Real Estate Portfolio - Class I (MSVRE)
21,999 shares (cost $296,508)	477,821
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
49,286 shares (cost $765,738)	828,985
Federated NVIT High Income Bond Fund - Class I (HIBF)
32,543 shares (cost $223,057)	214,456
NVIT Emerging Markets Fund - Class I (GEM)
8,831 shares (cost $104,406)	120,805
NVIT International Equity Fund - Class I (GIG)
23,461 shares (cost $228,298)	277,070
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,973 shares (cost $18,995)	23,305
NVIT Core Bond Fund - Class I (NVCBD1)
376 shares (cost $4,169)	4,058

NVIT Nationwide Fund - Class I (TRF)
80,911 shares (cost $771,688)	$1,546,201
NVIT Government Bond Fund - Class I (GBF)
117,740 shares (cost $1,337,561)	1,261,000
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,684 shares (cost $33,585)	36,502
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
29,816 shares (cost $305,341)	300,542
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
76,577 shares (cost $888,371)	997,027
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
11,761 shares (cost $142,263)	165,950
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
65,479 shares (cost $659,610)	744,493
NVIT Mid Cap Index Fund - Class I (MCIF)
74,812 shares (cost $1,435,205)	1,946,618
NVIT Money Market Fund - Class I (SAM)
1,535,741 shares (cost $1,535,741)	1,535,741
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,250 shares (cost $35,513)	44,239
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
29,713 shares (cost $310,263)	365,465
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
502 shares (cost $5,668)	5,692
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
24,087 shares (cost $413,938)	465,115
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
33,806 shares (cost $381,741)	518,590
NVIT Multi-Manager Small Company Fund - Class I (SCF)
51,390 shares (cost $930,565)	1,163,463
NVIT Large Cap Growth Fund - Class I (NVOLG1)
388,783 shares (cost $6,616,842)	7,651,258
Invesco NVIT Comstock Value Fund - Class I (EIF)
9,751 shares (cost $91,713)	195,997
NVIT Real Estate Fund - Class I (NVRE1)
6,404 shares (cost $50,013)	41,369
Guardian Portfolio - I Class Shares (AMGP)
5,145 shares (cost $86,123)	83,099
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
39,206 shares (cost $898,307)	1,089,534
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
34,245 shares (cost $475,010)	572,230
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,935 shares (cost $39,575)	49,556
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
73,894 shares (cost $1,733,273)	2,383,073
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
19,857 shares (cost $922,964)	1,672,187
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
4,435 shares (cost $45,818)	45,996
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
39,386 shares (cost $467,511)	615,609
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
3,213 shares (cost $96,213)	76,247

Total Investments	$47,496,898

Other Accounts Receivable	45
Accounts Receivable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	10

Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(4)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(14)

$47,496,935

Contract Owners’ Equity:
Accumulation units	47,496,935

Total Contract Owners’ Equity (note 5)	$47,496,935

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVIG	ACVI	ACVU1	DVSCS	DSRG	DCAP	FQB
Reinvested dividends	$455,555	7,643	10,156	156	1,194	5,767	9,906	20,464
Mortality and expense risk charges (note 2)	(643,481)	(4,557)	(16,205)	(605)	(1,979)	(6,854)	(10,405)	(8,878)

Net investment income (loss)	(187,926)	3,086	(6,049)	(449)	(785)	(1,087)	(499)	11,586

Realized gain (loss) on investments	1,109,085	30,580	41,206	137	27,139	20,040	30,367	(752)
Change in unrealized gain (loss) on investments	5,099,217	14,514	257,349	9,591	(22,572)	10,766	42,298	5,046

Net gain (loss) on investments	6,208,302	45,094	298,555	9,728	4,567	30,806	72,665	4,294

Reinvested capital gains	1,671,668	7,842	-	1,982	7,816	33,150	95,653	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,692,044	56,022	292,506	11,261	11,598	62,869	167,819	15,880

Investment Activity:	FEIS	FGS	FHIS	FOS	FVSS	JPMMV1	JACAS	JAGTS
Reinvested dividends	$31,741	6,276	18,828	9,469	8,346	972	-	2,267
Mortality and expense risk charges (note 2)	(27,578)	(70,550)	(5,083)	(9,971)	(8,320)	(1,714)	(10,368)	(7,010)

Net investment income (loss)	4,163	(64,274)	13,745	(502)	26	(742)	(10,368)	(4,743)

Realized gain (loss) on investments	(11,527)	278,286	1,072	(4,555)	6,401	33,146	(12,601)	23,370
Change in unrealized gain (loss) on investments	175,988	827,372	4,879	177,556	(50,523)	(23,334)	155,630	122,044

Net gain (loss) on investments	164,461	1,105,658	5,951	173,001	(44,122)	9,812	143,029	145,414

Reinvested capital gains	40,900	359,107	-	667	139,638	5,421	41,742	29,024

Net increase (decrease) in contract owners’ equity resulting from operations	$209,524	1,400,491	19,696	173,166	95,542	14,491	174,403	169,695

Investment Activity:	JAIGS	SBVHY	LPVCII	SBVI	MSEM	MSVRE	NVAMV1	HIBF
Reinvested dividends	$6,206	21,406	10,155	54,882	666	8,274	13,706	12,373
Mortality and expense risk charges (note 2)	(5,584)	(5,963)	(9,528)	(56,291)	(170)	(7,680)	(11,690)	(3,268)

Net investment income (loss)	622	15,443	627	(1,409)	496	594	2,016	9,105

Realized gain (loss) on investments	(33,777)	19,287	16,538	33,494	13	88,034	29,717	(1,224)
Change in unrealized gain (loss) on investments	132,980	(5,004)	92,774	349,525	444	(83,808)	(4,826)	3,961

Net gain (loss) on investments	99,203	14,283	109,312	383,019	457	4,226	24,891	2,737

Reinvested capital gains	-	-	-	117,892	-	-	29,918	-

Net increase (decrease) in contract owners’ equity resulting from operations	$99,825	29,726	109,939	499,502	953	4,820	56,825	11,842

Investment Activity:	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF	GVIDA	GVIDC
Reinvested dividends	$1,256	4,408	116	121	14,895	27,174	536	5,762
Mortality and expense risk charges (note 2)	(1,247)	(3,576)	(373)	(55)	(21,170)	(18,512)	(476)	(4,018)

Net investment income (loss)	9	832	(257)	66	(6,275)	8,662	60	1,744

Realized gain (loss) on investments	(668)	1,771	964	(3)	82,291	(11,333)	96	(95)
Change in unrealized gain (loss) on investments	29,247	54,755	4,247	54	183,712	11,437	2,646	4,284

Net gain (loss) on investments	28,579	56,526	5,211	51	266,003	104	2,742	4,189

Reinvested capital gains	-	-	576	-	-	-	2,482	5,847

Net increase (decrease) in contract owners’ equity resulting from operations	$28,588	57,358	5,530	117	259,728	8,766	5,284	11,780

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMLG1	NVMMG1	NVMMV2
Reinvested dividends	$17,141	2,659	13,435	20,095	6,755	144	-	62
Mortality and expense risk charges (note 2)	(13,750)	(2,730)	(10,075)	(26,549)	(23,625)	(558)	(4,702)	(77)

Net investment income (loss)	3,391	(71)	3,360	(6,454)	(16,870)	(414)	(4,702)	(15)

Realized gain (loss) on investments	12,734	13,945	2,277	74,408	-	266	7,279	39
Change in unrealized gain (loss) on investments	30,764	254	16,935	69,865	-	8,370	57,163	347

Net gain (loss) on investments	43,498	14,199	19,212	144,273	-	8,636	64,442	386

Reinvested capital gains	58,330	13,043	30,458	113,644	-	1,701	17,071	282

Net increase (decrease) in contract owners’ equity resulting from operations	$105,219	27,171	53,030	251,463	(16,870)	9,923	76,811	653

Investment Activity:	SCGF	SCVF	SCF	NVOLG1	EIF	NVRE1	AMGP	AMCG
Reinvested dividends	$-	2,560	-	34,427	5,757	906	257	-
Mortality and expense risk charges (note 2)	(6,106)	(7,595)	(15,334)	(101,739)	(2,579)	(586)	(1,083)	(14,214)

Net investment income (loss)	(6,106)	(5,035)	(15,334)	(67,312)	3,178	320	(826)	(14,214)

Realized gain (loss) on investments	(208)	31,390	17,147	137,852	6,015	(170)	(1,080)	6,007
Change in unrealized gain (loss) on investments	93,258	(13,594)	47,749	1,397,554	18,789	1,235	9,002	201,366

Net gain (loss) on investments	93,050	17,796	64,896	1,535,406	24,804	1,065	7,922	207,373

Reinvested capital gains	3,399	24,611	74,709	173,052	-	670	9,377	20,042

Net increase (decrease) in contract owners’ equity resulting from operations	$90,343	37,372	124,271	1,641,146	27,982	2,055	16,473	213,201

Investment Activity:	AMTP	AMSRS	OVGI	OVAG	PMVSTA	VWHAS	VWEM	VWHA
Reinvested dividends	$3,279	255	29,385	472	732	-	2,113	-
Mortality and expense risk charges (note 2)	(7,774)	(677)	(33,151)	(21,711)	(643)	(25)	(7,319)	(1,201)

Net investment income (loss)	(4,495)	(422)	(3,766)	(21,239)	89	(25)	(5,206)	(1,201)

Realized gain (loss) on investments	8,435	699	96,251	57,284	-	294	(37,368)	(11,825)
Change in unrealized gain (loss) on investments	42,810	5,360	201,936	173,694	310	(728)	245,841	7,905

Net gain (loss) on investments	51,245	6,059	298,187	230,978	310	(434)	208,473	(3,920)

Reinvested capital gains	15,346	1,836	39,425	155,015	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$62,096	7,473	333,846	364,754	399	(459)	203,267	(5,121)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVIG		ACVI		ACVU1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(187,926)	(105,662)	3,086	3,142	(6,049)	(3,729)	(449)	(363)
Realized gain (loss) on investments	1,109,085	1,056,552	30,580	44,416	41,206	31,388	137	26
Change in unrealized gain (loss) on investments	5,099,217	(2,015,318)	14,514	(15,915)	257,349	(106,589)	9,591	168
Reinvested capital gains	1,671,668	3,678,990	7,842	6,658	-	-	1,982	1,260

Net increase (decrease) in contract owners’ equity resulting from operations	7,692,044	2,614,562	56,022	38,301	292,506	(78,930)	11,261	1,091

Equity transactions:
Purchase payments received from contract owners (note 3)	240,260	209,307	313	580	1,014	2,710	1,268	1,375
Transfers between funds	-	-	(16,119)	(10,483)	(188)	(6,418)	-	2,476
Redemptions (note 3)	(4,666,884)	(4,795,458)	(28,576)	(94,335)	(75,083)	(70,723)	(200)	(106)
Contract maintenance charges (note 2)	(7,528)	(8,328)	(67)	(77)	(106)	(135)	(6)	(6)
Contingent deferred sales charges (note 2)	-	(986)	-	-	-	-	-	-
Adjustments to maintain reserves	(949)	(538)	(46)	(7)	(28)	3	(9)	1

Net equity transactions	(4,435,101)	(4,596,003)	(44,495)	(104,322)	(74,391)	(74,563)	1,053	3,740

Net change in contract owners’ equity	3,256,943	(1,981,441)	11,527	(66,021)	218,115	(153,493)	12,314	4,831
Contract owners’ equity beginning of period	44,239,992	46,221,433	322,858	388,879	1,022,319	1,175,812	36,618	31,787

Contract owners’ equity end of period	$47,496,935	44,239,992	334,385	322,858	1,240,434	1,022,319	48,932	36,618

CHANGES IN UNITS:
Beginning units	2,341,068	2,622,866	17,928	24,165	80,600	86,382	1,925	1,721
Units purchased	107,872	89,401	501	36	153	387	57	210
Units redeemed	(307,696)	(371,199)	(2,798)	(6,273)	(5,162)	(6,169)	(9)	(6)

Ending units	2,141,244	2,341,068	15,631	17,928	75,591	80,600	1,973	1,925

	DVSCS		DSRG		DCAP		FQB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(785)	(763)	(1,087)	(296)	(499)	1,530	11,586	13,953
Realized gain (loss) on investments	27,139	1,742	20,040	45,283	30,367	38,374	(752)	52
Change in unrealized gain (loss) on investments	(22,572)	20,542	10,766	(56,804)	42,298	(98,784)	5,046	1,544
Reinvested capital gains	7,816	13,301	33,150	49,638	95,653	100,551	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,598	34,822	62,869	37,821	167,819	41,671	15,880	15,549

Equity transactions:
Purchase payments received from contract owners (note 3)	162	157	126	3,975	161	88	2,232	2,998
Transfers between funds	-	-	-	(10,582)	(81)	(2,089)	15,026	(288)
Redemptions (note 3)	(85,115)	(4,160)	(44,443)	(108,095)	(61,443)	(77,425)	(24,058)	(83,175)
Contract maintenance charges (note 2)	(21)	(20)	(77)	(112)	(70)	(95)	(117)	(142)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(22)	(17)	(22)	(34)	(29)	(5)	(16)	(6)

Net equity transactions	(84,996)	(4,040)	(44,416)	(114,848)	(61,462)	(79,526)	(6,933)	(80,613)

Net change in contract owners’ equity	(73,398)	30,782	18,453	(77,027)	106,357	(37,855)	8,947	(65,064)
Contract owners’ equity beginning of period	177,805	147,023	475,254	552,281	675,651	713,506	627,247	692,311

Contract owners’ equity end of period	$104,407	177,805	493,707	475,254	782,008	675,651	636,194	627,247

CHANGES IN UNITS:
Beginning units	6,056	6,208	34,011	43,012	38,049	42,749	34,476	38,954
Units purchased	6	6	8	308	11	13	1,778	164
Units redeemed	(2,853)	(158)	(2,951)	(9,309)	(2,983)	(4,713)	(2,187)	(4,642)

Ending units	3,209	6,056	31,068	34,011	35,077	38,049	34,067	34,476

	FEIS		FGS		FHIS		FOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,163	14,042	(64,274)	(63,991)	13,745	13,366	(502)	(276)
Realized gain (loss) on investments	(11,527)	(65,214)	278,286	267,544	1,072	(9,295)	(4,555)	(8,929)
Change in unrealized gain (loss) on investments	175,988	212,710	827,372	(693,897)	4,879	37,899	177,556	(36,871)
Reinvested capital gains	40,900	121,947	359,107	449,398	-	-	667	1,115

Net increase (decrease) in contract owners’ equity resulting from operations	209,524	283,485	1,400,491	(40,946)	19,696	41,970	173,166	(44,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,455	23,066	514	6,107	331	564	1,688	4,106
Transfers between funds	(32,383)	(23,795)	(15,333)	(88,908)	(2,663)	9,153	(8,590)	(6,472)
Redemptions (note 3)	(125,294)	(302,027)	(423,110)	(379,642)	(18,047)	(67,130)	(25,966)	(23,794)
Contract maintenance charges (note 2)	(332)	(393)	(631)	(669)	(97)	(118)	(47)	(53)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	(20)	(27)	(37)	12	(35)	(13)	(12)

Net equity transactions	(153,568)	(303,169)	(438,587)	(463,149)	(20,464)	(57,566)	(32,928)	(26,225)

Net change in contract owners’ equity	55,956	(19,684)	961,904	(504,095)	(768)	(15,596)	140,238	(71,186)
Contract owners’ equity beginning of period	1,947,147	1,966,831	4,416,167	4,920,262	361,022	376,618	627,393	698,579

Contract owners’ equity end of period	$2,003,103	1,947,147	5,378,071	4,416,167	360,254	361,022	767,631	627,393

CHANGES IN UNITS:
Beginning units	94,115	110,512	290,857	321,808	22,469	26,432	50,472	52,575
Units purchased	350	1,184	885	5,377	162	618	133	322
Units redeemed	(7,441)	(17,581)	(25,663)	(36,328)	(1,395)	(4,581)	(2,469)	(2,425)

Ending units	87,024	94,115	266,079	290,857	21,236	22,469	48,136	50,472

	FVSS		JPMMV1		JACAS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26	(1,711)	(742)	(712)	(10,368)	(3,241)	(4,743)	(4,535)
Realized gain (loss) on investments	6,401	7,317	33,146	1,541	(12,601)	(14,842)	23,370	10,973
Change in unrealized gain (loss) on investments	(50,523)	34,890	(23,334)	8,854	155,630	(65,343)	122,044	20,974
Reinvested capital gains	139,638	-	5,421	6,784	41,742	86,287	29,024	12,161

Net increase (decrease) in contract owners’ equity resulting from operations	95,542	40,496	14,491	16,467	174,403	2,861	169,695	39,573

Equity transactions:
Purchase payments received from contract owners (note 3)	-	4,612	-	-	112	3,605	10	739
Transfers between funds	-	-	41,000	-	73,543	(22)	74,279	33,774
Redemptions (note 3)	(5,246)	(7,411)	(79,362)	(1,502)	(52,260)	(82,438)	(29,705)	(15,812)
Contract maintenance charges (note 2)	(7)	(7)	(6)	(6)	(138)	(141)	(55)	(53)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	11	(42)	2	(31)	(25)	(16)	(4)

Net equity transactions	(5,259)	(2,795)	(38,410)	(1,506)	21,226	(79,021)	44,513	18,644

Net change in contract owners’ equity	90,283	37,701	(23,919)	14,961	195,629	(76,160)	214,208	58,217
Contract owners’ equity beginning of period	547,488	509,787	140,752	125,791	614,763	690,923	381,251	323,034

Contract owners’ equity end of period	$637,771	547,488	116,833	140,752	810,392	614,763	595,459	381,251

CHANGES IN UNITS:
Beginning units	23,819	23,942	5,129	5,185	36,540	41,285	42,824	40,734
Units purchased	-	211	1,388	-	4,497	234	6,731	3,889
Units redeemed	(214)	(334)	(2,721)	(56)	(3,398)	(4,979)	(2,747)	(1,799)

Ending units	23,605	23,819	3,796	5,129	37,639	36,540	46,808	42,824

	JAIGS		SBVHY		LPVCII		SBVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$622	13,933	15,443	19,999	627	374	(1,409)	5,250
Realized gain (loss) on investments	(33,777)	(19,388)	19,287	10,354	16,538	37,998	33,494	105,726
Change in unrealized gain (loss) on investments	132,980	(39,781)	(5,004)	24,189	92,774	47,096	349,525	226,039
Reinvested capital gains	-	10,894	-	-	-	-	117,892	79,868

Net increase (decrease) in contract owners’ equity resulting from operations	99,825	(34,342)	29,726	54,542	109,939	85,468	499,502	416,883

Equity transactions:
Purchase payments received from contract owners (note 3)	5	-	4,409	793	3,381	13,905	2,899	26,875
Transfers between funds	-	-	(37)	21	(4,522)	(8,665)	(149,169)	(11,533)
Redemptions (note 3)	(52,397)	(20,492)	(52,221)	(30,431)	(37,083)	(146,311)	(255,100)	(290,721)
Contract maintenance charges (note 2)	(76)	(72)	(122)	(136)	(259)	(283)	(602)	(646)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(20)	1	(6)	(13)	(19)	(18)	(22)	(19)

Net equity transactions	(52,488)	(20,563)	(47,977)	(29,766)	(38,502)	(141,372)	(401,994)	(276,044)

Net change in contract owners’ equity	47,337	(54,905)	(18,251)	24,776	71,437	(55,904)	97,508	140,839
Contract owners’ equity beginning of period	373,244	428,149	428,394	403,618	646,734	702,638	4,009,047	3,868,208

Contract owners’ equity end of period	$420,581	373,244	410,143	428,394	718,171	646,734	4,106,555	4,009,047

CHANGES IN UNITS:
Beginning units	37,127	39,178	17,328	18,610	42,132	51,900	170,955	183,787
Units purchased	-	-	175	35	228	987	155	1,296
Units redeemed	(4,691)	(2,051)	(2,018)	(1,317)	(2,546)	(10,755)	(16,455)	(14,128)

Ending units	32,436	37,127	15,485	17,328	39,814	42,132	154,655	170,955

	MSEM		MSVRE		NVAMV1		HIBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$496	471	594	(614)	2,016	8,031	9,105	9,365
Realized gain (loss) on investments	13	(149)	88,034	13,542	29,717	25,504	(1,224)	(2,671)
Change in unrealized gain (loss) on investments	444	664	(83,808)	20,042	(4,826)	40,571	3,961	18,361
Reinvested capital gains	-	-	-	-	29,918	88,281	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	953	986	4,820	32,970	56,825	162,387	11,842	25,055

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	30	-	487	22,152	-	-
Transfers between funds	-	(1,830)	(184,133)	30,503	(114,408)	(2,468)	(49)	20,516
Redemptions (note 3)	(2)	(7)	(22,515)	(22,997)	(69,493)	(156,937)	(24,381)	(30,095)
Contract maintenance charges (note 2)	(8)	(9)	(83)	(92)	(197)	(194)	(37)	(40)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(29)	22	(36)	9	(30)	(33)	(15)	(1)

Net equity transactions	(39)	(1,824)	(206,737)	7,423	(183,641)	(137,480)	(24,482)	(9,620)

Net change in contract owners’ equity	914	(838)	(201,917)	40,393	(126,816)	24,907	(12,640)	15,435
Contract owners’ equity beginning of period	11,637	12,475	679,734	639,341	955,803	930,896	227,103	211,668

Contract owners’ equity end of period	$12,551	11,637	477,817	679,734	828,987	955,803	214,463	227,103

CHANGES IN UNITS:
Beginning units	331	388	13,665	13,537	37,633	43,525	10,505	11,021
Units purchased	-	-	1	589	186	902	417	955
Units redeemed	-	(57)	(4,218)	(461)	(7,364)	(6,794)	(1,498)	(1,471)

Ending units	331	331	9,448	13,665	30,455	37,633	9,424	10,505

	GEM		GIG		NVNMO1		NVCBD1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9	(444)	832	1,748	(257)	(257)	66	68
Realized gain (loss) on investments	(668)	(689)	1,771	386	964	(1,494)	(3)	(1)
Change in unrealized gain (loss) on investments	29,247	6,381	54,755	(4,751)	4,247	3,507	54	75
Reinvested capital gains	-	-	-	-	576	1,430	-	7

Net increase (decrease) in contract owners’ equity resulting from operations	28,588	5,248	57,358	(2,617)	5,530	3,186	117	149

Equity transactions:
Purchase payments received from contract owners (note 3)	166	157	190	157	-	-	-	-
Transfers between funds	15,448	-	-	-	-	-	-	-
Redemptions (note 3)	(3,090)	(4,986)	(8,018)	(24,159)	(9,725)	(17,308)	-	-
Contract maintenance charges (note 2)	(22)	(21)	(30)	(31)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(32)	(2)	(8)	(11)	(3)	11	(2)	(1)

Net equity transactions	12,470	(4,852)	(7,866)	(24,044)	(9,728)	(17,297)	(2)	(1)

Net change in contract owners’ equity	41,058	396	49,492	(26,661)	(4,198)	(14,111)	115	148
Contract owners’ equity beginning of period	79,737	79,341	227,581	254,242	27,513	41,624	3,943	3,795

Contract owners’ equity end of period	$120,795	79,737	277,073	227,581	23,315	27,513	4,058	3,943

CHANGES IN UNITS:
Beginning units	4,327	4,573	17,665	19,628	1,107	1,876	314	314
Units purchased	998	9	13	13	-	1	-	-
Units redeemed	(627)	(255)	(565)	(1,976)	(345)	(770)	-	-

Ending units	4,698	4,327	17,113	17,665	762	1,107	314	314

	TRF		GBF		GVIDA		GVIDC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,275)	190	8,662	6,417	60	67	1,744	1,516
Realized gain (loss) on investments	82,291	13,463	(11,333)	(15,252)	96	7,629	(95)	(368)
Change in unrealized gain (loss) on investments	183,712	122,412	11,437	4,498	2,646	(6,083)	4,284	823
Reinvested capital gains	-	-	-	-	2,482	1,318	5,847	5,903

Net increase (decrease) in contract owners’ equity resulting from operations	259,728	136,065	8,766	(4,337)	5,284	2,931	11,780	7,874

Equity transactions:
Purchase payments received from contract owners (note 3)	1,323	2,013	33,069	9,800	266	265	217	216
Transfers between funds	-	(4,873)	(1,969)	(23,840)	(540)	12,432	14,099	4,375
Redemptions (note 3)	(230,696)	(150,971)	(154,096)	(201,734)	(558)	(17,603)	(4,287)	(15,796)
Contract maintenance charges (note 2)	(283)	(298)	(421)	(601)	(22)	(80)	(55)	(56)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(37)	(33)	(10)	(18)	(12)	11	(7)	(9)

Net equity transactions	(229,693)	(154,162)	(123,427)	(216,393)	(866)	(4,975)	9,967	(11,270)

Net change in contract owners’ equity	30,035	(18,097)	(114,661)	(220,730)	4,418	(2,044)	21,747	(3,396)
Contract owners’ equity beginning of period	1,516,157	1,534,254	1,375,663	1,596,393	32,082	34,126	278,799	282,195

Contract owners’ equity end of period	$1,546,192	1,516,157	1,261,002	1,375,663	36,500	32,082	300,546	278,799

CHANGES IN UNITS:
Beginning units	85,223	94,716	84,346	97,226	1,593	1,830	19,606	20,402
Units purchased	68	126	2,149	727	12	4,360	974	322
Units redeemed	(12,154)	(9,619)	(9,707)	(13,607)	(53)	(4,597)	(298)	(1,118)

Ending units	73,137	85,223	76,788	84,346	1,552	1,593	20,282	19,606

	GVIDM		GVDMA		GVDMC		MCIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,391	4,884	(71)	857	3,360	3,171	(6,454)	(3,096)
Realized gain (loss) on investments	12,734	9,521	13,945	775	2,277	10,697	74,408	22,143
Change in unrealized gain (loss) on investments	30,764	(15,543)	254	(2,499)	16,935	(8,004)	69,865	130,443
Reinvested capital gains	58,330	50,452	13,043	12,466	30,458	24,969	113,644	175,144

Net increase (decrease) in contract owners’ equity resulting from operations	105,219	49,314	27,171	11,599	53,030	30,833	251,463	324,634

Equity transactions:
Purchase payments received from contract owners (note 3)	267	2,006	-	-	-	-	146	1,657
Transfers between funds	-	53,365	-	13,047	7,093	-	(137,720)	(9,340)
Redemptions (note 3)	(60,872)	(48,492)	(48,795)	(167)	(5,882)	(78,929)	(203,213)	(69,386)
Contract maintenance charges (note 2)	(271)	(299)	(138)	(107)	(40)	(40)	(223)	(216)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(986)	-	-
Adjustments to maintain reserves	(33)	10	(13)	(8)	(4)	1	(29)	(38)

Net equity transactions	(60,909)	6,590	(48,946)	12,765	1,167	(79,954)	(341,039)	(77,323)

Net change in contract owners’ equity	44,310	55,904	(21,775)	24,364	54,197	(49,121)	(89,576)	247,311
Contract owners’ equity beginning of period	952,706	896,802	187,726	163,362	690,294	739,415	2,036,193	1,788,882

Contract owners’ equity end of period	$997,016	952,706	165,951	187,726	744,491	690,294	1,946,617	2,036,193

CHANGES IN UNITS:
Beginning units	53,604	53,309	9,731	9,058	42,460	47,405	52,004	54,190
Units purchased	14	3,139	-	687	407	-	157	49
Units redeemed	(3,239)	(2,844)	(2,254)	(14)	(342)	(4,945)	(8,668)	(2,235)

Ending units	50,379	53,604	7,477	9,731	42,525	42,460	43,493	52,004

	SAM		NVMLG1		NVMMG1		NVMMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(16,870)	(25,826)	(414)	(183)	(4,702)	(4,386)	(15)	(5)
Realized gain (loss) on investments	-	-	266	176	7,279	24,183	39	43
Change in unrealized gain (loss) on investments	-	-	8,370	(4,753)	57,163	(41,202)	347	352
Reinvested capital gains	-	36	1,701	5,022	17,071	34,625	282	466

Net increase (decrease) in contract owners’ equity resulting from operations	(16,870)	(25,790)	9,923	262	76,811	13,220	653	856

Equity transactions:
Purchase payments received from contract owners (note 3)	165,109	20,338	-	-	66	2,466	-	-
Transfers between funds	527,194	285,671	-	-	-	(40,947)	-	-
Redemptions (note 3)	(863,184)	(781,297)	(888)	(479)	(13,500)	(26,248)	(407)	(995)
Contract maintenance charges (note 2)	(550)	(645)	-	-	(35)	(48)	(6)	(6)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(18)	(24)	(3)	6	(25)	(23)	4

Net equity transactions	(171,433)	(475,951)	(912)	(482)	(13,463)	(64,802)	(436)	(997)

Net change in contract owners’ equity	(188,303)	(501,741)	9,011	(220)	63,348	(51,582)	217	(141)
Contract owners’ equity beginning of period	1,724,049	2,225,790	35,230	35,450	302,135	353,717	5,461	5,602

Contract owners’ equity end of period	$1,535,746	1,724,049	44,241	35,230	365,483	302,135	5,678	5,461

CHANGES IN UNITS:
Beginning units	167,652	213,436	1,506	1,527	12,650	15,547	190	226
Units purchased	82,621	45,134	-	-	2	122	-	-
Units redeemed	(99,455)	(90,918)	(32)	(21)	(504)	(3,019)	(14)	(36)

Ending units	150,818	167,652	1,474	1,506	12,148	12,650	176	190

	SCGF		SCVF		SCF		NVOLG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,106)	(5,916)	(5,035)	(3,905)	(15,334)	(10,124)	(67,312)	(46,136)
Realized gain (loss) on investments	(208)	795	31,390	21,405	17,147	7,829	137,852	157,027
Change in unrealized gain (loss) on investments	93,258	(62,445)	(13,594)	43,518	47,749	44,939	1,397,554	(1,516,980)
Reinvested capital gains	3,399	93,864	24,611	49,087	74,709	145,369	173,052	1,542,171

Net increase (decrease) in contract owners’ equity resulting from operations	90,343	26,298	37,372	110,105	124,271	188,013	1,641,146	136,082

Equity transactions:
Purchase payments received from contract owners (note 3)	89	278	121	106	184	3,095	13,928	21,844
Transfers between funds	(19,032)	(20,806)	(3,991)	(10,169)	2,020	(5,039)	(84,708)	58,065
Redemptions (note 3)	(26,133)	(36,733)	(63,146)	(71,802)	(40,773)	(52,439)	(747,806)	(638,312)
Contract maintenance charges (note 2)	(22)	(22)	(107)	(101)	(175)	(163)	(1,035)	(1,099)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(19)	(18)	(2)	(51)	(46)	(18)	(27)	(17)

Net equity transactions	(45,117)	(57,301)	(67,125)	(82,017)	(38,790)	(54,564)	(819,648)	(559,519)

Net change in contract owners’ equity	45,226	(31,003)	(29,753)	28,088	85,481	133,449	821,498	(423,437)
Contract owners’ equity beginning of period	419,903	450,906	548,342	520,254	1,077,984	944,535	6,829,774	7,253,211

Contract owners’ equity end of period	$465,129	419,903	518,589	548,342	1,163,465	1,077,984	7,651,272	6,829,774

CHANGES IN UNITS:
Beginning units	22,271	25,540	13,220	15,574	29,345	31,142	284,917	309,192
Units purchased	58	59	608	3	75	109	557	9,379
Units redeemed	(2,302)	(3,328)	(2,202)	(2,357)	(1,117)	(1,906)	(31,212)	(33,654)

Ending units	20,027	22,271	11,626	13,220	28,303	29,345	254,262	284,917

	EIF		NVRE1		AMGP		AMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,178	1,952	320	252	(826)	(577)	(14,214)	(13,405)
Realized gain (loss) on investments	6,015	35,152	(170)	(31)	(1,080)	(265)	6,007	15,035
Change in unrealized gain (loss) on investments	18,789	(11,448)	1,235	(1,061)	9,002	(7,346)	201,366	(19,711)
Reinvested capital gains	-	-	670	3,305	9,377	13,021	20,042	43,911

Net increase (decrease) in contract owners’ equity resulting from operations	27,982	25,656	2,055	2,465	16,473	4,833	213,201	25,830

Equity transactions:
Purchase payments received from contract owners (note 3)	5	3,853	-	-	-	-	146	2,218
Transfers between funds	-	(49,883)	-	-	-	-	(573)	350
Redemptions (note 3)	(7,248)	(42,566)	(1,674)	(2,051)	(4,991)	(111)	(67,997)	(119,010)
Contract maintenance charges (note 2)	(3)	(3)	(3)	(3)	(26)	(25)	(119)	(116)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(16)	11	3	(24)	2	(22)	(15)

Net equity transactions	(7,248)	(88,615)	(1,666)	(2,051)	(5,041)	(134)	(68,565)	(116,573)

Net change in contract owners’ equity	20,734	(62,959)	389	414	11,432	4,699	144,636	(90,743)
Contract owners’ equity beginning of period	175,278	238,237	40,986	40,572	71,664	66,965	944,906	1,035,649

Contract owners’ equity end of period	$196,012	175,278	41,375	40,986	83,096	71,664	1,089,542	944,906

CHANGES IN UNITS:
Beginning units	10,270	16,226	1,422	1,491	3,206	3,213	42,088	47,485
Units purchased	-	229	-	-	-	-	6	125
Units redeemed	(400)	(6,185)	(55)	(69)	(199)	(7)	(2,811)	(5,522)

Ending units	9,870	10,270	1,367	1,422	3,007	3,206	39,283	42,088

	AMTP		AMSRS		OVGI		OVAG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(4,495)	(2,537)	(422)	(306)	(3,766)	(6,397)	(21,239)	(20,203)
Realized gain (loss) on investments	8,435	1,397	699	283	96,251	95,895	57,284	90,170
Change in unrealized gain (loss) on investments	42,810	64,461	5,360	1,996	201,936	(145,587)	173,694	(166,926)
Reinvested capital gains	15,346	40,801	1,836	1,618	39,425	274,175	155,015	112,909

Net increase (decrease) in contract owners’ equity resulting from operations	62,096	104,122	7,473	3,591	333,846	218,086	364,754	15,950

Equity transactions:
Purchase payments received from contract owners (note 3)	15	-	-	-	968	17,364	340	3,067
Transfers between funds	(653)	23,128	-	-	(4,373)	(19,113)	97	(49,325)
Redemptions (note 3)	(14,227)	(3,445)	(2,891)	(2,720)	(287,207)	(269,926)	(69,996)	(97,148)
Contract maintenance charges (note 2)	-	-	-	-	(511)	(526)	(212)	(255)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(17)	3	(8)	(3)	(18)	(34)	(14)	(6)

Net equity transactions	(14,882)	19,686	(2,899)	(2,723)	(291,141)	(272,235)	(69,785)	(143,667)

Net change in contract owners’ equity	47,214	123,808	4,574	868	42,705	(54,149)	294,969	(127,717)
Contract owners’ equity beginning of period	525,026	401,218	44,978	44,110	2,340,358	2,394,507	1,377,224	1,504,941

Contract owners’ equity end of period	$572,240	525,026	49,552	44,978	2,383,063	2,340,358	1,672,193	1,377,224

CHANGES IN UNITS:
Beginning units	24,633	23,642	2,068	2,197	126,212	142,119	93,005	102,551
Units purchased	610	1,167	-	-	222	981	30	371
Units redeemed	(1,223)	(176)	(117)	(129)	(14,957)	(16,888)	(4,114)	(9,917)

Ending units	24,020	24,633	1,951	2,068	111,477	126,212	88,921	93,005

	PMVSTA		VWHAS		VWEM		VWHA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$89	18	(25)	(28)	(5,206)	(4,757)	(1,201)	(996)
Realized gain (loss) on investments	-	-	294	4	(37,368)	(3,666)	(11,825)	(4,084)
Change in unrealized gain (loss) on investments	310	(132)	(728)	987	245,841	(455)	7,905	38,609
Reinvested capital gains	-	217	-	-	-	2,502	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	399	103	(459)	963	203,267	(6,376)	(5,121)	33,529

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	48	-	-	-
Transfers between funds	-	45,493	(2,820)	-	14,255	523	-	-
Redemptions (note 3)	-	-	-	-	(101,264)	(521)	(33,220)	(3,888)
Contract maintenance charges (note 2)	-	-	-	-	(57)	(55)	(1)	(2)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	1	2	(3)	(37)	(2)	(8)	3

Net equity transactions	1	45,494	(2,818)	(3)	(87,055)	(55)	(33,229)	(3,887)

Net change in contract owners’ equity	400	45,597	(3,277)	960	116,212	(6,431)	(38,350)	29,642
Contract owners’ equity beginning of period	45,597	-	3,277	2,317	499,394	505,825	114,601	84,959

Contract owners’ equity end of period	$45,997	45,597	-	3,277	615,606	499,394	76,251	114,601

CHANGES IN UNITS:
Beginning units	4,511	-	425	425	16,909	16,905	3,642	3,826
Units purchased	-	4,511	-	-	469	55	-	-
Units redeemed	-	-	(425)	-	(3,382)	(51)	(1,142)	(184)

Ending units	4,511	4,511	-	425	13,996	16,909	2,500	3,642

	CAF
	2017	2016
Investment activity:
Net investment income (loss)	$-	(543)
Realized gain (loss) on investments	-	47,102
Change in unrealized gain (loss) on investments	-	(63,952)
Reinvested capital gains	-	16,059

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,334)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	(186,004)
Redemptions (note 3)	-	(470)
Contract maintenance charges (note 2)	-	(11)
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(1)

Net equity transactions	-	(186,486)

Net change in contract owners’ equity	-	(187,820)
Contract owners’ equity beginning of period	-	187,820

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	18,465
Units purchased	-	-
Units redeemed	-	(18,465)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

High Income Bond Fund II - Primary Shares (FHIB)*

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)*

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)*

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

PIMCO FUNDS

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)*

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.40% to 1.80%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Beneficiary Protector Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	ACVIG	ACVI	ACVU1	DVSCS	DSRG	DCAP	FQB

1.40%	$642,222	$4,557	$16,205	$605	$1,979	$6,854	$10,320	$8,849
1.80%	1,259	-	-	-	-	-	85	29

Totals	$643,481	$4,557	$16,205	$605	$1,979	$6,854	$10,405	$8,878

	FEIS	FGS	FHIS	FOS	FVSS	JPMMV1	JACAS	JAGTS

1.40%	$27,454	$70,420	$5,083	$9,971	$8,320	$1,714	$10,161	$7,010
1.80%	124	130	-	-	-	-	207	-

Totals	$27,578	$70,550	$5,083	$9,971	$8,320	$1,714	$10,368	$7,010

	JAIGS	SBVHY	LPVCII	SBVI	MSEM	MSVRE	NVAMV1	HIBF

1.40%	$5,584	$5,963	$9,528	$56,208	$170	$7,680	$11,627	$3,268
1.80%	-	-	-	83	-	-	63	-

Totals	$5,584	$5,963	$9,528	$56,291	$170	$7,680	$11,690	$3,268

	GEM	GIG	NVNMO1	NVCBD1	TRF	GBF	GVIDA	GVIDC

1.40%	$1,247	$3,576	$373	$55	$21,007	$18,484	$476	$4,018
1.80%	-	-	-	-	163	28	-	-

Totals	$1,247	$3,576	$373	$55	$21,170	$18,512	$476	$4,018

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMLG1	NVMMG1	NVMMV2

1.40%	$13,750	$2,730	$10,075	$26,456	$23,625	$558	$4,702	$77
1.80%	-	-	-	93	-	-	-	-

Totals	$13,750	$2,730	$10,075	$26,549	$23,625	$558	$4,702	$77

	SCGF	SCVF	SCF	NVOLG1	EIF	NVRE1	AMGP	AMCG

1.40%	$6,106	$7,595	$15,334	$101,537	$2,579	$586	$1,083	$14,214
1.80%	-	-	-	202	-	-	-	-

Totals	$6,106	$7,595	$15,334	$101,739	$2,579	$586	$1,083	$14,214

	AMTP	AMSRS	OVGI	OVAG	PMVSTA	VWHAS	VWEM	VWHA

1.40%	$7,774	$677	$33,099	$21,711	$643	$25	$7,319	$1,201
1.80%	-	-	52	-	-	-	-	-

Totals	$7,774	$677	$33,151	$21,711	$643	$25	$7,319	$1,201

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $41,721 and $35,597, respectively, and total transfers from the Separate Account to the fixed account were $138,899 and $290,911, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $573 and $37,317 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and December 31, 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$47,496,898	$-	$-	$47,496,898

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Income & Growth Fund - Class I (ACVIG)	$24,365	$57,944
VP International Fund - Class I (ACVI)	11,216	91,666
VP Ultra(R) Fund - Class I (ACVU1)	3,329	749
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	9,062	87,034
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	42,370	54,765
Appreciation Portfolio - Initial Shares (DCAP)	105,560	71,906
Quality Bond Fund II - Primary Shares (FQB)	50,253	45,622
VIP Equity-Income Portfolio - Service Class (FEIS)	73,776	182,344
VIP Growth Portfolio - Service Class (FGS)	382,258	526,066
VIP High Income Portfolio - Service Class (FHIS)	21,179	27,947
VIP Overseas Portfolio - Service Class (FOS)	11,745	44,549
VIP Value Strategies Portfolio - Service Class (FVSS)	147,984	13,595
Mid Cap Value Portfolio: Class 1 (JPMMV1)	47,391	81,114
Forty Portfolio: Service Shares (JACAS)	124,112	71,546
Global Technology Portfolio: Service Shares (JAGTS)	105,571	36,800
Overseas Portfolio: Service Shares (JAIGS)	6,206	58,086
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)	24,981	57,551
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)	13,312	51,228
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	172,948	458,476
Emerging Markets Debt Portfolio - Class I (MSEM)	665	190
U.S. Real Estate Portfolio - Class I (MSVRE)	8,273	214,419
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	43,624	195,373
Federated NVIT High Income Bond Fund - Class I (HIBF)	21,756	37,154
NVIT Emerging Markets Fund - Class I (GEM)	26,331	13,855
NVIT International Equity Fund - Class I (GIG)	4,408	11,468
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	693	10,110
NVIT Core Bond Fund - Class I (NVCBD1)	120	61
NVIT Nationwide Fund - Class I (TRF)	15,090	251,091
NVIT Government Bond Fund - Class I (GBF)	59,084	173,890
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	3,250	1,581
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	25,752	8,213
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	75,471	74,671
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	15,702	51,696
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	50,957	15,991

NVIT Mid Cap Index Fund - Class I (MCIF)	$133,738	$367,604
NVIT Money Market Fund - Class I (SAM)	525,064	713,412
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,844	1,467
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	17,081	18,231
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	343	501
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	4,414	52,276
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	52,082	99,688
NVIT Multi-Manager Small Company Fund - Class I (SCF)	77,175	56,637
NVIT Large Cap Growth Fund - Class I (NVOLG1)	215,808	929,773
Invesco NVIT Comstock Value Fund - Class I (EIF)	5,757	9,874
NVIT Real Estate Fund - Class I (NVRE1)	1,576	2,276
Guardian Portfolio - I Class Shares (AMGP)	9,634	6,124
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	20,042	82,827
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	31,616	35,667
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,091	3,576
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	68,810	324,345
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	155,505	91,543
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	732	643
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	-	2,851
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	18,733	111,005
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	-	34,442

	$3,070,839	$6,023,513

(5) Financial Highlights

The Company offers two variable annuity products through the Separate Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owner’s Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Income & Growth Fund - Class I (ACVIG)
2017			1.40%	15,631			$21.39	$334,385	2.34%			18.80%
2016			1.40%	17,928			18.01	322,858	2.30%			11.90%
2015			1.40%	24,165			16.09	388,879	2.05%			-6.94%
2014			1.40%	30,433			17.29	526,283	2.01%			10.93%
2013			1.40%	39,065			15.59	609,003	2.19%			33.92%
VP International Fund - Class I (ACVI)
2017			1.40%	75,591			16.41	1,240,434	0.88%			29.38%
2016			1.40%	80,600			12.68	1,022,319	1.06%			-6.82%
2015			1.40%	86,382			13.61	1,175,812	0.37%			-0.65%
2014			1.40%	89,250			13.70	1,222,843	1.70%			-6.83%
2013			1.40%	97,887			14.71	1,439,495	1.74%			20.70%
VP Ultra(R) Fund - Class I (ACVU1)
2017			1.40%	1,973			24.80	48,932	0.36%			30.38%
2016			1.40%	1,925			19.02	36,618	0.32%			2.99%
2015			1.40%	1,721			18.47	31,787	0.26%			4.78%
2014			1.40%	1,647			17.63	29,031	0.34%			8.46%
2013			1.40%	2,104			16.25	34,195	0.52%			35.16%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017			1.40%	3,209			32.54	104,407	0.84%			10.83%
2016			1.40%	6,056			29.36	177,805	0.90%			23.97%
2015			1.40%	6,208			23.68	147,023	0.81%			-3.70%
2014			1.40%	7,802			24.59	191,836	0.59%			3.65%
2013			1.40%	8,500			23.72	201,639	1.09%			38.75%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017			1.40%	31,068			15.89	493,707	1.18%			13.72%
2016			1.40%	34,011			13.97	475,254	1.34%			8.83%
2015			1.40%	43,012			12.84	552,281	1.07%			-4.55%
2014			1.40%	51,642			13.45	694,697	1.08%			11.86%
2013			1.40%	58,088			12.03	698,519	1.32%			32.46%
Appreciation Portfolio - Initial Shares (DCAP)
2017	1.40%	to	1.80%	35,077	22.31	to	19.93	782,008	1.34%	25.56%	to	25.05%
2016	1.40%	to	1.80%	38,049	17.77	to	15.94	675,651	1.63%	6.40%	to	5.97%
2015	1.40%	to	1.80%	42,749	16.70	to	15.04	713,506	1.69%	-3.83%	to	-4.22%
2014	1.40%	to	1.80%	48,092	17.37	to	15.70	834,745	1.84%	6.58%	to	6.15%
2013	1.40%	to	1.80%	51,292	16.30	to	14.80	835,388	1.93%	19.41%	to	18.92%
Quality Bond Fund II - Primary Shares (FQB)
2017			1.40%	34,067			18.67	636,194	3.23%			2.58%
2016	1.40%	to	1.80%	34,476	18.20	to	15.38	627,247	3.54%	2.37%	to	1.96%
2015	1.40%	to	1.80%	38,954	17.78	to	15.08	692,311	3.77%	-1.64%	to	-2.04%
2014	1.40%	to	1.80%	41,641	18.08	to	15.40	752,399	3.65%	2.34%	to	1.92%
2013	1.40%	to	1.80%	45,617	17.67	to	15.10	805,026	4.14%	-0.38%	to	-0.78%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	1.40%	to	1.80%	87,024	23.03	to	19.50	2,003,103	1.62%	11.23%	to	10.78%
2016	1.40%	to	1.80%	94,115	20.70	to	17.60	1,947,147	2.14%	16.26%	to	15.79%
2015	1.40%	to	1.80%	110,512	17.81	to	15.20	1,966,831	2.95%	-5.43%	to	-5.82%
2014	1.40%	to	1.80%	134,468	18.83	to	16.14	2,530,863	2.69%	7.13%	to	6.69%
2013	1.40%	to	1.80%	146,331	17.58	to	15.13	2,570,600	2.40%	26.22%	to	25.71%
VIP Growth Portfolio - Service Class (FGS)
2017	1.40%	to	1.80%	266,079	20.21	to	18.82	5,378,071	0.13%	33.12%	to	32.58%
2016	1.40%	to	1.80%	290,857	15.18	to	14.19	4,416,167	0.00%	-0.69%	to	-1.09%
2015	1.40%	to	1.80%	321,808	15.29	to	14.35	4,920,262	0.16%	5.55%	to	5.13%
2014	1.40%	to	1.80%	380,811	14.49	to	13.65	5,516,120	0.09%	9.63%	to	9.19%
2013	1.40%	to	1.80%	415,841	13.21	to	12.50	5,494,248	0.19%	34.30%	to	33.75%
VIP High Income Portfolio - Service Class (FHIS)
2017			1.40%	21,236			16.96	360,254	5.19%			5.58%
2016			1.40%	22,469			16.07	361,022	5.13%			12.78%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015			1.40%	26,432			$14.25	$376,618	6.03%			-5.10%
2014			1.40%	32,072			15.01	481,537	4.95%			-0.34%
2013			1.40%	37,170			15.07	559,986	5.01%			4.39%
VIP Overseas Portfolio - Service Class (FOS)
2017			1.40%	48,136			15.95	767,631	1.34%			28.29%
2016			1.40%	50,472			12.43	627,393	1.35%			-6.45%
2015			1.40%	52,575			13.29	698,579	1.34%			2.04%
2014			1.40%	44,219			13.02	575,784	1.23%			-9.45%
2013			1.40%	47,357			14.38	680,975	1.29%			28.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2017			1.40%	23,605			27.02	637,771	1.41%			17.55%
2016			1.40%	23,819			22.99	547,488	1.06%			7.95%
2015			1.40%	23,942			21.29	509,787	1.05%			-4.41%
2014			1.40%	23,952			22.28	533,540	0.92%			5.20%
2013			1.40%	25,074			21.17	530,932	0.86%			28.62%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2017			1.40%	3,796			30.78	116,833	0.78%			12.18%
2016			1.40%	5,129			27.44	140,752	0.86%			13.09%
2015			1.40%	5,185			24.26	125,791	0.95%			-4.02%
2014			1.40%	6,378			25.28	161,185	0.77%			13.50%
2013			1.40%	6,815			22.27	151,774	0.98%			30.45%
Forty Portfolio: Service Shares (JACAS)
2017	1.40%	to	1.80%	37,639	21.50	to	26.12	810,392	0.00%	28.18%	to	27.66%
2016	1.40%	to	1.80%	36,540	16.77	to	20.46	614,763	0.90%	0.52%	to	0.11%
2015	1.40%	to	1.80%	41,285	16.68	to	20.44	690,923	1.24%	10.37%	to	9.92%
2014	1.40%	to	1.80%	42,893	15.12	to	18.59	650,459	0.03%	6.95%	to	6.52%
2013	1.40%	to	1.80%	47,819	14.13	to	17.46	678,482	0.58%	29.05%	to	28.53%
Global Technology Portfolio: Service Shares (JAGTS)
2017			1.40%	46,808			12.72	595,459	0.46%			42.89%
2016			1.40%	42,824			8.90	381,251	0.09%			12.26%
2015			1.40%	40,734			7.93	323,034	0.77%			3.18%
2014			1.40%	39,700			7.69	305,129	0.00%			7.82%
2013			1.40%	42,524			7.13	303,138	0.00%			33.50%
Overseas Portfolio: Service Shares (JAIGS)
2017			1.40%	32,436			12.97	420,581	1.56%			28.98%
2016			1.40%	37,127			10.05	373,244	5.04%			-8.01%
2015			1.40%	39,178			10.93	428,149	0.51%			-10.08%
2014			1.40%	42,211			12.15	513,040	5.84%			-13.33%
2013			1.40%	52,926			14.02	742,211	3.17%			12.68%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2017			1.40%	15,485			26.49	410,143	5.03%			7.13%
2016			1.40%	17,328			24.72	428,394	6.22%			13.99%
2015			1.40%	18,610			21.69	403,618	6.08%			-7.16%
2014			1.40%	19,527			23.36	456,157	6.56%			-2.54%
2013			1.40%	23,071			23.97	552,970	5.54%			4.78%
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2017			1.40%	39,814			18.04	718,171	1.50%			17.51%
2016			1.40%	42,132			15.35	646,734	1.46%			13.38%
2015			1.40%	51,900			13.54	702,638	1.78%			-5.64%
2014			1.40%	56,097			14.35	804,867	2.14%			12.02%
2013			1.40%	63,360			12.81	811,518	1.60%			24.18%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2017	1.40%	to	1.80%	154,655	26.56	to	20.08	4,106,555	1.37%	13.23%	to	12.78%
2016	1.40%	to	1.80%	170,955	23.46	to	17.80	4,009,047	1.54%	11.42%	to	10.97%
2015	1.40%	to	1.80%	183,787	21.05	to	16.04	3,868,208	1.41%	-4.23%	to	-4.62%
2014	1.40%	to	1.80%	209,707	21.98	to	16.82	4,608,794	4.61%	10.14%	to	9.70%
2013			1.40%	77,944			19.96	1,555,657	1.66%			30.52%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Emerging Markets Debt Portfolio - Class I (MSEM)
2017			1.40%	331			$37.92	$12,551	5.44%			8.18%
2016			1.40%	331			35.05	11,637	5.35%			9.01%
2015			1.40%	388			32.15	12,475	5.29%			-2.50%
2014			1.40%	388			32.98	12,796	5.46%			1.49%
2013			1.40%	389			32.50	12,640	3.99%			-10.03%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017			1.40%	9,448			50.57	477,817	1.52%			1.67%
2016			1.40%	13,665			49.74	679,734	1.31%			5.32%
2015			1.40%	13,537			47.23	639,341	1.35%			0.74%
2014			1.40%	13,666			46.88	640,690	1.44%			27.91%
2013			1.40%	14,064			36.65	515,492	1.10%			0.62%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017			1.40%	30,455			27.22	828,987	1.65%			7.16%
2016	1.40%	to	1.80%	37,633	25.40	to	24.62	955,803	2.26%	18.76%	to	18.28%
2015	1.40%	to	1.80%	43,525	21.39	to	20.82	930,896	2.39%	-5.62%	to	-6.00%
2014	1.40%	to	1.80%	47,904	22.66	to	22.15	1,085,487	1.91%	11.54%	to	11.08%
2013	1.40%	to	1.80%	55,754	20.32	to	19.94	1,132,707	1.86%	30.05%	to	29.53%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017			1.40%	9,424			22.76	214,463	5.33%			5.27%
2016			1.40%	10,505			21.62	227,103	5.78%			12.56%
2015			1.40%	11,021			19.21	211,668	5.19%			-3.97%
2014			1.40%	11,870			20.00	237,400	5.21%			1.11%
2013			1.40%	13,336			19.78	263,779	6.21%			5.57%
NVIT Emerging Markets Fund - Class I (GEM)
2017			1.40%	4,698			25.71	120,795	1.41%			39.53%
2016			1.40%	4,327			18.43	79,737	0.85%			6.21%
2015			1.40%	4,573			17.35	79,341	0.72%			-17.17%
2014			1.40%	5,875			20.95	123,063	0.85%			-6.83%
NVIT International Equity Fund - Class I (GIG)
2017			1.40%	17,113			16.19	277,073	1.73%			25.67%
2016			1.40%	17,665			12.88	227,581	2.14%			-0.54%
2015			1.40%	19,628			12.95	254,242	0.50%			-4.41%
2014			1.40%	20,536			13.55	278,275	3.52%			-1.84%
2013			1.40%	14,202			13.81	196,067	0.53%			16.18%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017			1.40%	762			30.60	23,315	0.43%			23.11%
2016			1.40%	1,107			24.85	27,513	0.62%			12.02%
2015			1.40%	1,876			22.19	41,624	0.65%			-2.46%
2014			1.40%	2,742			22.75	62,375	1.76%			5.11%
2013			1.40%	847			21.64	18,332	1.85%			41.81%
NVIT Core Bond Fund - Class I (NVCBD1)
2017			1.40%	314			12.92	4,058	3.00%			2.94%
2016			1.40%	314			12.56	3,943	3.10%			3.88%
2015			1.40%	314			12.09	3,795	0.25%			-2.11%
2014			1.40%	6,555			12.35	80,941	23.45%			3.58%
2013			1.40%	236			11.92	2,813	0.64%			-3.28%
NVIT Nationwide Fund - Class I (TRF)
2017	1.40%	to	1.80%	73,137	21.15	to	20.23	1,546,192	0.99%	18.84%	to	18.36%
2016	1.40%	to	1.80%	85,223	17.79	to	17.09	1,516,157	1.41%	9.83%	to	9.39%
2015	1.40%	to	1.80%	94,716	16.20	to	15.63	1,534,254	1.20%	-0.48%	to	-0.88%
2014	1.40%	to	1.80%	104,160	16.28	to	15.77	1,695,390	1.14%	10.58%	to	10.13%
2013	1.40%	to	1.80%	113,917	14.72	to	14.32	1,676,864	1.28%	29.27%	to	28.74%
NVIT Government Bond Fund - Class I (GBF)
2017			1.40%	76,788			16.42	1,261,002	2.07%			0.66%
2016	1.40%	to	1.80%	84,346	16.31	to	13.68	1,375,663	1.83%	-0.66%	to	-1.07%
2015	1.40%	to	1.80%	97,226	16.42	to	13.83	1,596,393	1.43%	-1.51%	to	-1.91%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.40%	to	1.80%	141,230	$16.67	to	$14.10	$2,354,565	2.02%	3.11%	to	2.69%
2013	1.40%	to	1.80%	146,589	16.17	to	13.73	2,369,914	1.91%	-5.40%	to	-5.78%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017			1.40%	1,552			23.52	36,500	1.57%			16.78%
2016			1.40%	1,593			20.14	32,082	1.59%			7.94%
2015			1.40%	1,830			18.66	34,126	1.47%			-2.38%
2014			1.40%	1,732			19.11	33,105	1.63%			3.52%
2013			1.40%	1,837			18.46	33,901	1.60%			25.47%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017			1.40%	20,282			14.82	300,546	2.01%			4.21%
2016			1.40%	19,606			14.22	278,799	1.93%			2.81%
2015			1.40%	20,402			13.83	282,195	1.71%			-1.14%
2014			1.40%	21,161			13.99	296,065	1.83%			2.44%
2013			1.40%	21,398			13.66	292,262	1.76%			3.36%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017			1.40%	50,379			19.79	997,016	1.75%			11.35%
2016			1.40%	53,604			17.77	952,706	1.93%			5.65%
2015			1.40%	53,309			16.82	896,802	1.60%			-1.73%
2014			1.40%	56,420			17.12	965,865	1.67%			3.71%
2013			1.40%	62,184			16.51	1,026,472	1.06%			14.99%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017			1.40%	7,477			22.19	165,951	1.37%			15.05%
2016			1.40%	9,731			19.29	187,726	1.89%			6.97%
2015			1.40%	9,058			18.04	163,362	1.28%			-2.12%
2014			1.40%	12,504			18.43	230,376	1.13%			3.49%
2013			1.40%	33,740			17.80	600,730	1.33%			20.66%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017			1.40%	42,525			17.51	744,491	1.87%			7.69%
2016			1.40%	42,460			16.26	690,294	1.85%			4.23%
2015			1.40%	47,405			15.60	739,415	1.69%			-1.43%
2014			1.40%	46,001			15.82	727,942	1.77%			3.27%
2013			1.40%	48,589			15.32	744,527	1.66%			8.95%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017			1.40%	43,493			44.76	1,946,617	1.06%			14.16%
2016	1.40%	to	1.80%	52,004	39.20	to	27.90	2,036,193	1.23%	18.61%	to	18.13%
2015	1.40%	to	1.80%	54,190	33.05	to	23.62	1,788,882	1.04%	-3.90%	to	-4.29%
2014	1.40%	to	1.80%	63,773	34.39	to	24.68	2,190,892	1.03%	7.89%	to	7.45%
2013	1.40%	to	1.80%	69,962	31.88	to	22.97	2,227,221	1.08%	31.19%	to	30.65%
NVIT Money Market Fund - Class I (SAM)
2017			1.40%	150,818			10.18	1,535,746	0.40%			-0.98%
2016			1.40%	167,652			10.28	1,724,049	0.01%			-1.39%
2015			1.40%	213,436			10.43	2,225,790	0.00%			-1.40%
2014			1.40%	240,806			10.58	2,546,871	0.00%			-1.40%
2013			1.40%	270,923			10.73	2,906,095	0.00%			-1.40%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017			1.40%	1,474			30.01	44,241	0.36%			28.39%
2016			1.40%	1,506			23.38	35,230	0.86%			0.76%
2015			1.40%	1,527			23.20	35,450	0.46%			1.99%
2014			1.40%	1,642			22.75	37,354	0.50%			8.89%
2013			1.40%	1,665			20.89	34,785	0.78%			32.86%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017			1.40%	12,148			30.08	365,483	0.00%			25.95%
2016			1.40%	12,650			23.88	302,135	0.00%			4.98%
2015			1.40%	15,547			22.75	353,717	0.00%			-1.58%
2014			1.40%	18,977			23.12	438,697	0.00%			2.58%
2013			1.40%	21,415			22.54	482,613	0.00%			37.00%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017			1.40%	176			$32.26	$5,678	1.10%			12.25%
2016			1.40%	190			28.74	5,461	1.27%			15.95%
2015			1.40%	226			24.79	5,602	1.00%			-4.25%
2014			1.40%	327			25.88	8,438	1.44%			15.38%
2013			1.40%	285			22.43	6,394	1.26%			33.78%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017			1.40%	20,027			23.22	465,129	0.00%			23.18%
2016			1.40%	22,271			18.85	419,903	0.00%			6.79%
2015			1.40%	25,540			17.65	450,906	0.00%			-0.65%
2014			1.40%	30,320			17.77	538,819	0.00%			1.37%
2013			1.40%	32,337			17.53	566,867	0.00%			42.27%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017			1.40%	11,626			44.61	518,589	0.47%			7.54%
2016			1.40%	13,220			41.48	548,342	0.62%			24.17%
2015			1.40%	15,574			33.40	520,254	0.66%			-7.34%
2014			1.40%	18,736			36.05	675,369	0.52%			5.52%
2013			1.40%	19,366			34.16	661,572	0.80%			38.44%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017			1.40%	28,303			41.11	1,163,465	0.00%			11.90%
2016			1.40%	29,345			36.73	1,077,984	0.33%			21.12%
2015			1.40%	31,142			30.33	944,535	0.36%			-3.01%
2014			1.40%	37,190			31.27	1,163,005	0.17%			-0.60%
2013			1.40%	41,432			31.46	1,303,433	0.13%			38.94%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.40%	to	1.80%	254,262	30.09	to	29.05	7,651,272	0.48%	25.54%	to	25.03%
2016	1.40%	to	1.80%	284,917	23.97	to	23.24	6,829,774	0.73%	2.19%	to	1.77%
2015	1.40%	to	1.80%	309,192	23.46	to	22.83	7,253,211	0.62%	3.62%	to	3.20%
2014	1.40%	to	1.80%	356,626	22.64	to	22.12	8,073,622	0.72%	7.28%	to	6.84%
2013	1.40%	to	1.80%	388,648	21.10	to	20.71	8,201,806	0.77%	34.79%	to	34.24%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017			1.40%	9,870			19.86	196,012	3.13%			16.35%
2016			1.40%	10,270			17.07	175,278	2.40%			16.24%
2015			1.40%	16,226			14.68	238,237	1.53%			-7.61%
2014			1.40%	18,447			15.89	293,159	1.75%			7.64%
2013			1.40%	19,051			14.76	281,269	0.00%			33.74%
NVIT Real Estate Fund - Class I (NVRE1)
2017			1.40%	1,367			30.27	41,375	2.16%			5.01%
2016			1.40%	1,422			28.82	40,986	1.99%			5.85%
2015			1.40%	1,491			27.23	40,572	2.72%			-6.68%
2014			1.40%	1,511			29.18	44,091	3.51%			27.08%
2013			1.40%	1,142			22.96	26,199	1.54%			1.60%
Guardian Portfolio - I Class Shares (AMGP)
2017			1.40%	3,007			27.63	83,096	0.33%			23.66%
2016			1.40%	3,206			22.35	71,664	0.55%			7.22%
2015			1.40%	3,213			20.84	66,965	0.73%			-6.30%
2014			1.40%	3,420			22.24	76,071	0.46%			7.50%
2013			1.40%	3,428			20.69	70,908	0.76%			36.87%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017			1.40%	39,283			27.74	1,089,542	0.00%			23.54%
2016			1.40%	42,088			22.45	944,906	0.00%			2.94%
2015			1.40%	47,485			21.81	1,035,649	0.00%			-0.14%
2014			1.40%	54,994			21.84	1,201,138	0.00%			6.08%
2013			1.40%	59,491			20.59	1,224,921	0.00%			30.76%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017			1.40%	24,020			23.82	572,240	0.59%			11.78%
2016			1.40%	24,633			21.31	525,026	0.83%			25.59%
2015			1.40%	23,642			16.97	401,218	0.62%			-13.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014			1.40%	33,778			$19.52	$659,189	0.69%			8.31%
2013			1.40%	42,872			18.02	772,438	1.25%			29.30%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017			1.40%	1,951			25.40	49,552	0.53%			16.78%
2016			1.40%	2,068			21.75	44,978	0.71%			8.33%
2015			1.40%	2,197			20.08	44,110	0.58%			-1.86%
2014			1.40%	2,332			20.46	47,706	0.38%			8.84%
2013			1.40%	2,462			18.80	46,276	2.14%			35.68%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017			1.40%	111,477			21.38	2,383,063	1.25%			15.28%
2016	1.40%	to	1.80%	126,212	18.54	to	17.99	2,340,358	1.12%	10.06%	to	9.61%
2015	1.40%	to	1.80%	142,119	16.85	to	16.41	2,394,507	0.92%	1.88%	to	1.47%
2014	1.40%	to	1.80%	156,785	16.54	to	16.17	2,592,853	0.82%	9.15%	to	8.71%
2013	1.40%	to	1.80%	177,762	15.15	to	14.88	2,693,176	1.10%	29.93%	to	29.40%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2017			1.40%	88,921			18.81	1,672,193	0.03%			26.99%
2016			1.40%	93,005			14.81	1,377,224	0.00%			0.91%
2015			1.40%	102,551			14.68	1,504,941	0.00%			5.11%
2014			1.40%	115,796			13.96	1,616,658	0.00%			4.30%
2013			1.40%	129,242			13.39	1,729,928	0.01%			34.08%
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2017			1.40%	4,511			10.20	45,997	1.60%			0.88%
2016			1.40%	4,511			10.11	45,597	0.26%			1.08%	****
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2016			1.40%	425			7.71	3,277	0.39%			41.41%
2015			1.40%	425			5.45	2,317	0.04%			-34.56%
2014			1.40%	7,129			8.33	59,393	0.00%			-20.48%
2013			1.40%	425			10.48	4,453	0.00%			8.75%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017			1.40%	13,996			43.98	615,606	0.40%			48.93%
2016			1.40%	16,909			29.53	499,394	0.46%			-1.30%
2015			1.40%	16,905			29.92	505,825	0.54%			-15.20%
2014			1.40%	16,984			35.28	599,259	0.50%			-1.81%
2013			1.40%	18,115			35.93	650,942	1.53%			10.45%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017			1.40%	2,500			30.50	76,251	0.00%			-3.07%
2016			1.40%	3,642			31.47	114,601	0.40%			41.70%
2015			1.40%	3,826			22.21	84,959	0.03%			-34.38%
2014			1.40%	3,877			33.84	131,164	0.12%			-20.24%
2013			1.40%	6,253			42.43	265,289	0.72%			8.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013			1.40%	7,915			24.83	196,549	1.03%			-0.66%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013			1.40%	9,734			22.04	214,572	0.50%			16.16%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014			1.40%	10,233			16.70	170,907	1.54%			-9.46%
2013			1.40%	8,495			18.45	156,709	1.39%			28.48%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013			1.40%	247			18.46	4,559	1.28%			19.64%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015			1.40%	18,465			10.17	187,820	0.31%			3.20%
2014			1.40%	23,067			9.86	227,348	0.36%			9.77%
2013			1.40%	23,362			8.98	209,760	0.65%			27.92%
VP International Fund - Class III (obsolete) (ACVI3)
2014			1.40%	11,004			16.74	184,144	1.67%			-6.83%
2013			1.40%	11,575			17.96	207,917	1.70%			20.70%

2017	Contract Owners’ Equity:	$47,496,935
2016	Contract Owners’ Equity:	$44,239,992
2015	Contract Owners’ Equity:	$46,221,433
2014	Contract Owners’ Equity:	$53,789,791
2013	Contract Owners’ Equity:	$56,415,776
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.